Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
A summary of the activity with respect to the accounts receivable allowances is as follows (in thousands):

Accounts receivable allowance balance at December 29, 2013	$16,254
2014 additions charged to costs and expenses	21,306
2014 deductions	(18,515)
Allowance distributed in Publishing Spin-off	(11,732)
Accounts receivable allowance balance at December 28, 2014	$7,313
2015 additions charged to costs and expenses	7,873
2015 deductions	(7,010)
Accounts receivable allowance balance at December 31, 2015	$8,176